Property Plant And Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	$ 73,493
Balance at the end	74,245	$ 73,493
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	114,848	107,678
Additions	5,179	7,110
Transfers from exploration and evaluation	31
Acquisitions	1,237	335
Changes in decommissioning and restoration	63	843
Disposals and derecognition	(5,160)	(884)
Foreign exchange adjustments	676	(269)
Reclassified from assets held for sale		35
Balance at the end	116,874	114,848
Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(41,355)	(36,419)
Disposals and derecognition	4,800	368
Foreign exchange adjustments	(486)	129
Reclassified from assets held for sale		(3)
Depreciation and depletion	(5,588)	(5,430)
Balance at the end	(42,629)	(41,355)
Oil and Gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	18,234
Balance at the end	18,062	18,234
Oil and Gas properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	36,209	34,141
Additions	1,221	1,235
Transfers from exploration and evaluation	31
Acquisitions	289	25
Changes in decommissioning and restoration	85	821
Disposals and derecognition	(375)
Foreign exchange adjustments	385	(13)
Balance at the end	37,845	36,209
Oil and Gas properties | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(17,975)	(16,062)
Disposals and derecognition	255
Foreign exchange adjustments	(324)	3
Depreciation and depletion	(1,739)	(1,916)
Balance at the end	(19,783)	(17,975)
Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	55,259
Balance at the end	56,183	55,259
Plant and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	78,639	73,537
Additions	3,958	5,875
Acquisitions	948	310
Changes in decommissioning and restoration	(22)	22
Disposals and derecognition	(4,785)	(884)
Foreign exchange adjustments	291	(256)
Reclassified from assets held for sale		35
Balance at the end	79,029	78,639
Plant and Equipment | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(23,380)	(20,357)
Disposals and derecognition	4,545	368
Foreign exchange adjustments	(162)	126
Reclassified from assets held for sale		(3)
Depreciation and depletion	(3,849)	(3,514)
Balance at the end	$ (22,846)	$ (23,380)